Income Taxes - Components of income before tax and income tax expense for PRC and non-PRC operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
(Loss)/income arising from PRC continuing operations	¥ (235,019)	¥ 28,133	¥ (267,276)
Income/(loss) arising from non-PRC continuing operations	(17,466)	418,489	958,986
Income/(loss) before tax from continuing operations	(252,485)	446,622	691,710
Income tax expense relating to PRC operations	20,581	18,977	21,952
Income tax benefit relating to non-PRC operations			(2)
Income tax expense	¥ 20,581	¥ 18,977	¥ 21,950
Effective tax rate for PRC continuing operations	(8.80%)	67.50%	(8.20%)
Effective tax rate for the Group	(8.20%)	4.20%	3.20%